UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2024

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)
G Class (ACIWX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Common Stocks	100.0%
Short-Term Investments	0.2%
Other Assets and Liabilities	(0.2)%

Top Five Countries	% of net assets
United States	69.7%
Japan	7.9%
Australia	6.9%
United Kingdom	4.4%
Canada	2.7%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,129.40	$5.88	1.11%
I Class	$1,000	$1,130.40	$4.82	0.91%
Y Class	$1,000	$1,132.00	$4.03	0.76%
A Class	$1,000	$1,128.00	$7.20	1.36%
C Class	$1,000	$1,124.90	$11.15	2.11%
R Class	$1,000	$1,126.50	$8.51	1.61%
R5 Class	$1,000	$1,130.40	$4.82	0.91%
R6 Class	$1,000	$1,132.10	$4.03	0.76%
G Class	$1,000	$1,135.20	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.34	$5.57	1.11%
I Class	$1,000	$1,020.34	$4.57	0.91%
Y Class	$1,000	$1,021.08	$3.82	0.76%
A Class	$1,000	$1,018.10	$6.82	1.36%
C Class	$1,000	$1,014.37	$10.57	2.11%
R Class	$1,000	$1,016.86	$8.07	1.61%
R5 Class	$1,000	$1,020.34	$4.57	0.91%
R6 Class	$1,000	$1,021.08	$3.82	0.76%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.

Schedule of Investments

APRIL 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.0%
Australia — 6.9%
Goodman Group	1,491,580	$30,129,360
NEXTDC Ltd.(1)	990,013	10,509,469
Scentre Group	6,627,894	13,421,815
		54,060,644
Canada — 2.7%
Boardwalk Real Estate Investment Trust	91,052	4,687,361
Chartwell Retirement Residences	1,815,778	16,474,098
		21,161,459
France — 1.6%
Unibail-Rodamco-Westfield(1)	146,517	12,209,694
Hong Kong — 0.8%
Link REIT	1,484,579	6,361,112
India — 1.0%
DLF Ltd.	407,388	4,340,561
Macrotech Developers Ltd.	256,826	3,804,229
		8,144,790
Japan — 7.9%
Invincible Investment Corp.	12,260	5,492,977
Japan Hotel REIT Investment Corp.	15,481	8,135,225
Kyoritsu Maintenance Co. Ltd.	193,500	4,126,513
Mitsubishi Estate Co. Ltd.	793,200	14,535,156
Mitsui Fudosan Co. Ltd.	1,605,700	16,341,309
Tokyu Fudosan Holdings Corp.	1,765,700	12,935,964
		61,567,144
Mexico — 0.7%
Corp. Inmobiliaria Vesta SAB de CV(2)	1,115,675	3,951,258
Fibra Uno Administracion SA de CV	798,620	1,143,100
		5,094,358
Netherlands — 0.8%
CTP NV	351,031	5,954,782
Singapore — 2.5%
CapitaLand Ascendas REIT	5,383,400	10,197,352
Digital Core REIT Management Pte. Ltd.(2)	9,765,100	5,946,672
Mapletree Industrial Trust	1,797,000	2,975,536
		19,119,560
Spain — 1.0%
Cellnex Telecom SA	102,816	3,398,551
Merlin Properties Socimi SA	399,158	4,490,188
		7,888,739
United Kingdom — 4.4%
British Land Co. PLC	1,380,357	6,656,284
Grainger PLC	1,276,443	4,072,220
Land Securities Group PLC	955,142	7,719,512
Segro PLC	1,483,341	15,601,962
		34,049,978

	Shares	Value
United States — 69.7%
American Homes 4 Rent, Class A	591,995	$21,193,421
AvalonBay Communities, Inc.	180,477	34,213,025
Boston Properties, Inc.	192,378	11,906,274
Camden Property Trust	44,454	4,431,175
CareTrust REIT, Inc.	423,769	10,475,570
CubeSmart	160,900	6,506,796
Digital Realty Trust, Inc.	386,886	53,692,039
EastGroup Properties, Inc.	61,854	9,609,637
Equinix, Inc.	51,132	36,360,476
Essential Properties Realty Trust, Inc.	824,799	21,725,206
Essex Property Trust, Inc.	106,885	26,320,431
Hilton Worldwide Holdings, Inc.	32,780	6,466,838
Host Hotels & Resorts, Inc.	610,765	11,525,136
Invitation Homes, Inc.	607,810	20,787,102
Iron Mountain, Inc.	374,133	29,002,790
Kite Realty Group Trust	851,472	18,562,090
Lamar Advertising Co., Class A	35,223	4,080,585
Phillips Edison & Co., Inc.	178,179	5,826,453
Prologis, Inc.	505,520	51,588,316
Public Storage	75,449	19,575,243
Ryman Hospitality Properties, Inc.	71,346	7,525,576
Simon Property Group, Inc.	208,089	29,242,747
Tanger, Inc.	280,985	7,965,925
Urban Edge Properties	405,920	6,791,042
Ventas, Inc.	363,287	16,086,348
VICI Properties, Inc.	586,653	16,748,943
Welltower, Inc.	579,131	55,179,602
		543,388,786
TOTAL COMMON STOCKS (Cost $702,752,136)		779,001,046
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,755	5,755
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $97,413), in a joint trading account at 5.29%, dated 4/30/24, due 5/1/24 (Delivery value $95,814)		95,800
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,163,877), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $1,141,168)		1,141,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.00% - 3.00%, 9/30/25 - 11/15/26, valued at $389,741), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $382,056)		382,000
		1,618,800
TOTAL SHORT-TERM INVESTMENTS (Cost $1,624,555)		1,624,555
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $704,376,691)		780,625,601
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,354,206)
TOTAL NET ASSETS — 100.0%		$779,271,395

SECTOR ALLOCATION
(as a % of net assets)
Industrial	16.7%
Retail	15.7%
Residential	14.9%
Data Centers	13.7%
Health Care	12.6%
Diversified	9.9%
Lodging/Resorts	5.0%
Specialty	4.2%
Self Storage	3.3%
Gaming REITs	2.1%
Office	1.5%
Telecommunications	0.4%
Short-Term Investments	0.2%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $851,819. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $929,888, all of which is securities collateral.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $704,376,691) — including $851,819 of securities on loan	$780,625,601
Receivable for investments sold	1,333,318
Receivable for capital shares sold	118,106
Dividends and interest receivable	1,160,458
Securities lending receivable	670
Other assets	446
783,238,599

Liabilities
Payable for capital shares redeemed	3,671,124
Accrued management fees	253,816
Distribution and service fees payable	1,594
Accrued foreign taxes	40,670
3,967,204

Net Assets	$779,271,395

Net Assets Consist of:
Capital (par value and paid-in surplus)	$795,536,732
Distributable earnings (loss)	(16,265,337)
$779,271,395

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$103,610,167	8,863,852	$11.69
I Class, $0.01 Par Value	$158,358,409	13,520,354	$11.71
Y Class, $0.01 Par Value	$42,615,353	3,636,206	$11.72
A Class, $0.01 Par Value	$2,208,019	189,374	$11.66
C Class, $0.01 Par Value	$572,907	49,527	$11.57
R Class, $0.01 Par Value	$1,618,710	139,016	$11.64
R5 Class, $0.01 Par Value	$16,018	1,368	$11.71
R6 Class, $0.01 Par Value	$13,519,072	1,154,779	$11.71
G Class, $0.01 Par Value	$456,752,740	38,961,248	$11.72
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $12.37 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $445,968)	$11,810,778
Interest	174,796
Securities lending, net	10,348
11,995,922

Expenses:
Management fees	3,104,626
Distribution and service fees:
A Class	2,962
C Class	2,249
R Class	3,810
Directors' fees and expenses	10,725
Other expenses	1,808
3,126,180
Fees waived - G Class	(1,704,992)
1,421,188

Net investment income (loss)	10,574,734

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,913,793
Foreign currency translation transactions	(43,895)
4,869,898

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(40,670))	71,631,063
Translation of assets and liabilities in foreign currencies	(12,483)
71,618,580

Net realized and unrealized gain (loss)	76,488,478

Net Increase (Decrease) in Net Assets Resulting from Operations	$87,063,212

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$10,574,734	$18,522,626
Net realized gain (loss)	4,869,898	(50,627,689)
Change in net unrealized appreciation (depreciation)	71,618,580	12,553,287
Net increase (decrease) in net assets resulting from operations	87,063,212	(19,551,776)

Distributions to Shareholders
From earnings:
Investor Class	(2,173,856)	—
I Class	(4,505,797)	—
Y Class	(456,520)	(17,812)
A Class	(55,222)	—
C Class	(4,241)	—
R Class	(30,936)	—
R5 Class	(403)	—
R6 Class	(379,542)	(12,006)
G Class	(16,199,796)	(3,588,712)
Decrease in net assets from distributions	(23,806,313)	(3,618,530)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	55,451,970	136,476,777

Net increase (decrease) in net assets	118,708,869	113,306,471

Net Assets
Beginning of period	660,562,526	547,256,055
End of period	$779,271,395	$660,562,526

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 34% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
1.11%	0.91%	0.76%	1.11%	1.11%	1.11%	0.91%	0.76%	0.00%(1)
(1)Effective annual management fee before waiver was 0.76%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,220,075 and $1,449,629, respectively. The effect of interfund transactions on the Statement of Operations was $(29,045) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2024 were $492,299,438 and $438,155,690, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	2,514,449	$29,747,176	2,620,887	$29,839,260
Issued in reinvestment of distributions	176,989	2,162,809	—	—
Redeemed	(1,174,535)	(13,911,457)	(1,941,532)	(22,058,846)
	1,516,903	17,998,528	679,355	7,780,414
I Class/Shares Authorized	80,000,000		80,000,000
Sold	2,161,982	25,666,839	10,457,217	119,794,583
Issued in reinvestment of distributions	367,581	4,495,516	—	—
Redeemed	(2,629,177)	(31,146,694)	(2,433,344)	(27,450,388)
	(99,614)	(984,339)	8,023,873	92,344,195
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	2,472,685	30,046,426	210,557	2,405,977
Issued in reinvestment of distributions	37,328	456,520	1,586	17,793
Redeemed	(157,887)	(1,891,225)	(182,111)	(2,091,472)
	2,352,126	28,611,721	30,032	332,298
A Class/Shares Authorized	20,000,000		20,000,000
Sold	23,665	280,116	63,673	714,112
Issued in reinvestment of distributions	4,235	51,669	—	—
Redeemed	(46,173)	(543,999)	(65,373)	(735,375)
	(18,273)	(212,214)	(1,700)	(21,263)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	32,661	384,945	5,172	56,409
Issued in reinvestment of distributions	350	4,241	—	—
Redeemed	(8,930)	(106,769)	(17,079)	(192,456)
	24,081	282,417	(11,907)	(136,047)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	31,997	377,403	64,553	736,831
Issued in reinvestment of distributions	2,538	30,936	—	—
Redeemed	(19,087)	(227,441)	(53,459)	(589,270)
	15,448	180,898	11,094	147,561
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	529	6,217	220	2,442
Issued in reinvestment of distributions	33	403	—	—
Redeemed	(2)	(29)	—	—
	560	6,591	220	2,442
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	238,326	2,849,312	456,381	5,253,440
Issued in reinvestment of distributions	31,059	379,542	1,071	12,006
Redeemed	(200,411)	(2,385,581)	(184,994)	(2,117,588)
	68,974	843,273	272,458	3,147,858
G Class/Shares Authorized	345,000,000		345,000,000
Sold	3,379,687	40,644,344	4,926,456	55,696,283
Issued in reinvestment of distributions	1,327,852	16,199,796	320,707	3,588,712
Redeemed	(3,954,145)	(48,119,045)	(2,309,442)	(26,405,676)
	753,394	8,725,095	2,937,721	32,879,319
Net increase (decrease)	4,613,599	$55,451,970	11,941,146	$136,476,777

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$54,060,644	—
Canada	—	21,161,459	—
France	—	12,209,694	—
Hong Kong	—	6,361,112	—
India	—	8,144,790	—
Japan	—	61,567,144	—
Mexico	—	5,094,358	—
Netherlands	—	5,954,782	—
Singapore	—	19,119,560	—
Spain	—	7,888,739	—
United Kingdom	—	34,049,978	—
Other Countries	$543,388,786	—	—
Short-Term Investments	5,755	1,618,800	—
	$543,394,541	$237,231,060	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$719,416,762
Gross tax appreciation of investments	$73,262,332
Gross tax depreciation of investments	(12,053,493)
Net tax appreciation (depreciation) of investments	$61,208,839

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2023, the fund had accumulated short-term capital losses of $(64,772,179) and accumulated long-term capital losses of $(12,402,155), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$10.61	0.13	1.26	1.39	(0.31)	—	—	(0.31)	$11.69	12.94%	1.11%	1.11%	2.13%	2.13%	60%	$103,610
2023	$10.90	0.25	(0.54)	(0.29)	—	—	—	—	$10.61	(2.75)%	1.11%	1.12%	2.17%	2.16%	132%	$77,939
2022	$16.20	0.15	(3.40)	(3.25)	(0.89)	(0.89)	(0.27)	(2.05)	$10.90	(23.17)%	1.11%	1.12%	1.23%	1.22%	143%	$72,710
2021	$11.76	0.28	4.29	4.57	(0.13)	—	—	(0.13)	$16.20	39.15%	1.11%	1.12%	1.89%	1.88%	150%	$38,701
2020	$13.93	0.14	(1.73)	(1.59)	(0.44)	(0.14)	—	(0.58)	$11.76	(11.78)%	1.11%	1.12%	1.23%	1.22%	147%	$19,760
2019	$11.25	0.20	2.90	3.10	(0.42)	—	—	(0.42)	$13.93	28.60%	1.12%	1.12%	1.58%	1.58%	118%	$35,303
I Class
2024(3)	$10.64	0.14	1.26	1.40	(0.33)	—	—	(0.33)	$11.71	13.04%	0.91%	0.91%	2.33%	2.33%	60%	$158,358
2023	$10.91	0.27	(0.54)	(0.27)	—	—	—	—	$10.64	(2.47)%	0.91%	0.92%	2.37%	2.36%	132%	$144,904
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$61,072
2021	$11.77	0.31	4.29	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$47,539
2020	$13.94	0.18	(1.74)	(1.56)	(0.47)	(0.14)	—	(0.61)	$11.77	(11.58)%	0.91%	0.92%	1.43%	1.42%	147%	$24,484
2019	$11.26	0.22	2.91	3.13	(0.45)	—	—	(0.45)	$13.94	28.84%	0.92%	0.92%	1.78%	1.78%	118%	$20,173

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$10.65	0.11	1.31	1.42	(0.35)	—	—	(0.35)	$11.72	13.20%	0.76%	0.76%	2.48%	2.48%	60%	$42,615
2023	$10.93	0.29	(0.56)	(0.27)	(0.01)	—	—	(0.01)	$10.65	(2.44)%	0.76%	0.77%	2.52%	2.51%	132%	$13,680
2022	$16.23	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.93	(22.90)%	0.76%	0.77%	1.58%	1.57%	143%	$13,704
2021	$11.78	0.31	4.31	4.62	(0.17)	—	—	(0.17)	$16.23	39.66%	0.76%	0.77%	2.24%	2.23%	150%	$47,389
2020	$13.95	0.20	(1.74)	(1.54)	(0.49)	(0.14)	—	(0.63)	$11.78	(11.44)%	0.76%	0.77%	1.58%	1.57%	147%	$42,044
2019	$11.27	0.24	2.90	3.14	(0.46)	—	—	(0.46)	$13.95	29.01%	0.77%	0.77%	1.93%	1.93%	118%	$16,810
A Class
2024(3)	$10.57	0.11	1.26	1.37	(0.28)	—	—	(0.28)	$11.66	12.80%	1.36%	1.36%	1.88%	1.88%	60%	$2,208
2023	$10.89	0.22	(0.54)	(0.32)	—	—	—	—	$10.57	(2.94)%	1.36%	1.37%	1.92%	1.91%	132%	$2,194
2022	$16.18	0.10	(3.38)	(3.28)	(0.84)	(0.89)	(0.28)	(2.01)	$10.89	(23.41)%	1.36%	1.37%	0.98%	0.97%	143%	$2,280
2021	$11.74	0.25	4.29	4.54	(0.10)	—	—	(0.10)	$16.18	38.86%	1.36%	1.37%	1.64%	1.63%	150%	$2,773
2020	$13.91	0.12	(1.75)	(1.63)	(0.40)	(0.14)	—	(0.54)	$11.74	(12.03)%	1.36%	1.37%	0.98%	0.97%	147%	$1,466
2019	$11.24	0.17	2.90	3.07	(0.40)	—	—	(0.40)	$13.91	28.21%	1.37%	1.37%	1.33%	1.33%	118%	$1,771

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$10.44	0.07	1.24	1.31	(0.18)	—	—	(0.18)	$11.57	12.49%	2.11%	2.11%	1.13%	1.13%	60%	$573
2023	$10.84	0.13	(0.53)	(0.40)	—	—	—	—	$10.44	(3.78)%	2.11%	2.12%	1.17%	1.16%	132%	$266
2022	$16.11	—	(3.39)	(3.39)	(0.67)	(0.89)	(0.32)	(1.88)	$10.84	(23.94)%	2.11%	2.12%	0.23%	0.22%	143%	$405
2021	$11.69	0.08	4.34	4.42	—	—	—	—	$16.11	37.81%	2.11%	2.12%	0.89%	0.88%	150%	$699
2020	$13.84	0.02	(1.73)	(1.71)	(0.30)	(0.14)	—	(0.44)	$11.69	(12.63)%	2.11%	2.12%	0.23%	0.22%	147%	$1,080
2019	$11.18	0.07	2.90	2.97	(0.31)	—	—	(0.31)	$13.84	27.28%	2.12%	2.12%	0.58%	0.58%	118%	$2,206
R Class
2024(3)	$10.54	0.10	1.24	1.34	(0.24)	—	—	(0.24)	$11.64	12.65%	1.61%	1.61%	1.63%	1.63%	60%	$1,619
2023	$10.89	0.19	(0.54)	(0.35)	—	—	—	—	$10.54	(3.21)%	1.61%	1.62%	1.67%	1.66%	132%	$1,303
2022	$16.17	0.07	(3.39)	(3.32)	(0.78)	(0.89)	(0.29)	(1.96)	$10.89	(23.61)%	1.61%	1.62%	0.73%	0.72%	143%	$1,225
2021	$11.74	0.22	4.27	4.49	(0.06)	—	—	(0.06)	$16.17	38.51%	1.61%	1.62%	1.39%	1.38%	150%	$1,138
2020	$13.90	0.09	(1.74)	(1.65)	(0.37)	(0.14)	—	(0.51)	$11.74	(12.19)%	1.61%	1.62%	0.73%	0.72%	147%	$437
2019	$11.23	0.13	2.91	3.04	(0.37)	—	—	(0.37)	$13.90	27.90%	1.62%	1.62%	1.08%	1.08%	118%	$341

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$10.64	0.14	1.26	1.40	(0.33)	—	—	(0.33)	$11.71	13.04%	0.91%	0.91%	2.33%	2.33%	60%	$16
2023	$10.91	0.27	(0.54)	(0.27)	—	—	—	—	$10.64	(2.47)%	0.91%	0.92%	2.37%	2.36%	132%	$9
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$6
2021	$11.77	0.29	4.31	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$8
2020	$13.94	0.17	(1.73)	(1.56)	(0.47)	(0.14)	—	(0.61)	$11.77	(11.59)%	0.91%	0.92%	1.43%	1.42%	147%	$6
2019	$11.27	0.22	2.90	3.12	(0.45)	—	—	(0.45)	$13.94	28.73%	0.92%	0.92%	1.78%	1.78%	118%	$7
R6 Class
2024(3)	$10.64	0.15	1.27	1.42	(0.35)	—	—	(0.35)	$11.71	13.21%	0.76%	0.76%	2.48%	2.48%	60%	$13,519
2023	$10.92	0.29	(0.56)	(0.27)	(0.01)	—	—	(0.01)	$10.64	(2.44)%	0.76%	0.77%	2.52%	2.51%	132%	$11,555
2022	$16.22	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.92	(22.91)%	0.76%	0.77%	1.58%	1.57%	143%	$8,878
2021	$11.77	0.33	4.29	4.62	(0.17)	—	—	(0.17)	$16.22	39.69%	0.76%	0.77%	2.24%	2.23%	150%	$5,339
2020	$13.94	0.19	(1.73)	(1.54)	(0.49)	(0.14)	—	(0.63)	$11.77	(11.45)%	0.76%	0.77%	1.58%	1.57%	147%	$2,809
2019	$11.27	0.24	2.89	3.13	(0.46)	—	—	(0.46)	$13.94	28.92%	0.77%	0.77%	1.93%	1.93%	118%	$1,943
G Class
2024(3)	$10.70	0.19	1.27	1.46	(0.44)	—	—	(0.44)	$11.72	13.52%	0.00%	0.76%	3.24%	2.48%	60%	$456,753
2023	$10.97	0.38	(0.55)	(0.17)	(0.10)	—	—	(0.10)	$10.70	(1.60)%	0.01%	0.77%	3.27%	2.51%	132%	$408,713
2022(4)	$14.27	0.19	(2.70)	(2.51)	(0.54)	—	(0.25)	(0.79)	$10.97	(18.96)%	0.01%	0.77%	2.45%	1.69%	143%(5)	$386,976

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
(4)March 1, 2022 (commencement of sale) through October 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92368 2406

Semiannual Report

April 30, 2024

Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.1)%

Top Five Sectors	% of net assets
Residential	18.0%
Retail	15.0%
Data Centers	14.0%
Health Care	12.1%
Telecommunications REITs	9.7%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,081.40	$5.95	1.15%
I Class	$1,000	$1,082.60	$4.92	0.95%
Y Class	$1,000	$1,082.90	$4.14	0.80%
A Class	$1,000	$1,079.70	$7.24	1.40%
C Class	$1,000	$1,076.10	$11.10	2.15%
R Class	$1,000	$1,078.70	$8.53	1.65%
R5 Class	$1,000	$1,082.60	$4.92	0.95%
R6 Class	$1,000	$1,083.40	$4.14	0.80%
Hypothetical
Investor Class	$1,000	$1,019.15	$5.77	1.15%
I Class	$1,000	$1,020.14	$4.77	0.95%
Y Class	$1,000	$1,020.89	$4.02	0.80%
A Class	$1,000	$1,017.90	$7.02	1.40%
C Class	$1,000	$1,014.17	$10.77	2.15%
R Class	$1,000	$1,016.66	$8.27	1.65%
R5 Class	$1,000	$1,020.14	$4.77	0.95%
R6 Class	$1,000	$1,020.89	$4.02	0.80%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Data Centers — 14.0%
Digital Realty Trust, Inc.	313,349	$43,486,574
Equinix, Inc.	61,157	43,489,355
		86,975,929
Gaming REITs — 3.6%
VICI Properties, Inc.	772,501	22,054,904
Health Care — 12.1%
CareTrust REIT, Inc.	308,314	7,621,522
Ventas, Inc.	373,307	16,530,034
Welltower, Inc.	537,659	51,228,150
		75,379,706
Industrial — 9.5%
EastGroup Properties, Inc.	62,917	9,774,785
Prologis, Inc.	483,317	49,322,500
		59,097,285
Lodging/Resorts — 4.1%
Hilton Worldwide Holdings, Inc.	35,866	7,075,645
Host Hotels & Resorts, Inc.	556,466	10,500,513
Ryman Hospitality Properties, Inc.	77,284	8,151,916
		25,728,074
Office — 1.9%
Boston Properties, Inc.	190,569	11,794,315
Residential — 18.0%
American Homes 4 Rent, Class A	548,744	19,645,035
AvalonBay Communities, Inc.	168,229	31,891,171
Camden Property Trust	66,052	6,584,063
Essex Property Trust, Inc.	106,379	26,195,829
Invitation Homes, Inc.	644,300	22,035,060
Sun Communities, Inc.	50,758	5,650,381
		112,001,539
Retail — 15.0%
Essential Properties Realty Trust, Inc.	905,700	23,856,138
Kite Realty Group Trust	859,358	18,734,004
Phillips Edison & Co., Inc.	304,258	9,949,237
Simon Property Group, Inc.	183,421	25,776,153
Tanger, Inc.	311,214	8,822,917
Urban Edge Properties	357,916	5,987,935
		93,126,384
Self Storage — 4.7%
CubeSmart	210,402	8,508,657
Public Storage	79,044	20,507,966
		29,016,623
Specialty — 5.7%
Iron Mountain, Inc.	331,338	25,685,322
Lamar Advertising Co., Class A	86,156	9,981,172
		35,666,494
6

	Shares	Value
Telecommunications REITs — 9.7%
American Tower Corp.	192,208	$32,975,205
Crown Castle, Inc.	177,039	16,602,717
SBA Communications Corp.	57,145	10,635,827
		60,213,749
Timberland REITs — 1.1%
Weyerhaeuser Co.	224,420	6,770,751
TOTAL COMMON STOCKS (Cost $558,991,530)		617,825,753
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,095	13,095
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $246,523), in a joint trading account at 5.29%, dated 4/30/24, due 5/1/24 (Delivery value $242,478)		242,442
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $2,946,817), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $2,889,425)		2,889,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.375% - 4.875%, 4/30/26 - 6/30/29, valued at $988,547), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $969,143)		969,000
		4,100,442
TOTAL SHORT-TERM INVESTMENTS (Cost $4,113,537)		4,113,537
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $563,105,067)		621,939,290
OTHER ASSETS AND LIABILITIES — (0.1)%		(404,039)
TOTAL NET ASSETS — 100.0%		$621,535,251

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $563,105,067)	$621,939,290
Receivable for capital shares sold	215,381
Dividends and interest receivable	120,181
622,274,852

Liabilities
Payable for capital shares redeemed	216,542
Accrued management fees	514,014
Distribution and service fees payable	9,045
739,601

Net Assets	$621,535,251

Net Assets Consist of:
Capital (par value and paid-in surplus)	$626,498,936
Distributable earnings (loss)	(4,963,685)
$621,535,251

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$256,480,638	11,331,806	$22.63
I Class, $0.01 Par Value	$67,792,010	2,982,966	$22.73
Y Class, $0.01 Par Value	$84,610	3,724	$22.72
A Class, $0.01 Par Value	$19,535,550	864,719	$22.59
C Class, $0.01 Par Value	$800,878	36,813	$21.76
R Class, $0.01 Par Value	$10,407,848	465,622	$22.35
R5 Class, $0.01 Par Value	$92,539	4,072	$22.73
R6 Class, $0.01 Par Value	$266,341,178	11,723,459	$22.72
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $23.97 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$10,873,668
Interest	112,054
Securities lending, net	1,213
10,986,935

Expenses:
Management fees	3,238,732
Distribution and service fees:
A Class	26,326
C Class	4,677
R Class	26,233
Directors' fees and expenses	9,638
Other expenses	186
3,305,792

Net investment income (loss)	7,681,143

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	4,090,994

Change in net unrealized appreciation (depreciation) on investments	38,731,724

Net realized and unrealized gain (loss)	42,822,718

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,503,861

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$7,681,143	$16,082,308
Net realized gain (loss)	4,090,994	(39,859,694)
Change in net unrealized appreciation (depreciation)	38,731,724	(4,935,956)
Net increase (decrease) in net assets resulting from operations	50,503,861	(28,713,342)

Distributions to Shareholders
From earnings:
Investor Class	(2,790,556)	(30,596,872)
I Class	(867,616)	(12,273,189)
Y Class	(1,650)	(24,036)
A Class	(185,322)	(2,385,075)
C Class	(4,704)	(147,710)
R Class	(78,587)	(1,051,706)
R5 Class	(5,732)	(81,082)
R6 Class	(3,162,435)	(28,467,855)
From tax return of capital:
Investor Class	—	(676,636)
I Class	—	(265,054)
Y Class	—	(354)
A Class	—	(47,581)
C Class	—	(1,982)
R Class	—	(20,808)
R5 Class	—	(2,076)
R6 Class	—	(729,771)
Decrease in net assets from distributions	(7,096,602)	(76,771,787)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(25,404,883)	(29,904,622)

Net increase (decrease) in net assets	18,002,376	(135,389,751)

Net Assets
Beginning of period	603,532,875	738,922,626
End of period	$621,535,251	$603,532,875

See Notes to Financial Statements.
10

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.15%	1.15%
I Class	0.80% to 0.95%	0.95%
Y Class	0.65% to 0.80%	0.80%
A Class	1.00% to 1.15%	1.15%
C Class	1.00% to 1.15%	1.15%
R Class	1.00% to 1.15%	1.15%
R5 Class	0.80% to 0.95%	0.95%
R6 Class	0.65% to 0.80%	0.80%

13

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,302,040 and $24,316, respectively. The effect of interfund transactions on the Statement of Operations was $(113) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2024 were $312,562,690 and $331,445,942, respectively.
14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	130,000,000		130,000,000
Sold	634,098	$15,159,971	713,150	$16,979,596
Issued in reinvestment of distributions	111,011	2,715,531	1,325,149	30,344,169
Redeemed	(1,359,459)	(31,963,364)	(2,166,848)	(50,115,577)
	(614,350)	(14,087,862)	(128,549)	(2,791,812)
I Class/Shares Authorized	55,000,000		55,000,000
Sold	224,092	5,319,416	847,195	19,994,516
Issued in reinvestment of distributions	25,635	629,398	414,986	9,540,084
Redeemed	(815,537)	(19,317,716)	(3,127,319)	(73,147,102)
	(565,810)	(13,368,902)	(1,865,138)	(43,612,502)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	76	1,740	5,945	135,353
Issued in reinvestment of distributions	67	1,650	580	13,339
Redeemed	(2,321)	(53,676)	(10,515)	(240,285)
	(2,178)	(50,286)	(3,990)	(91,593)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	43,917	1,036,063	126,790	2,902,760
Issued in reinvestment of distributions	7,312	178,661	101,731	2,326,926
Redeemed	(126,414)	(2,998,481)	(267,981)	(6,209,584)
	(75,185)	(1,783,757)	(39,460)	(979,898)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	1,986	44,994	4,730	103,911
Issued in reinvestment of distributions	199	4,704	6,780	149,692
Redeemed	(12,611)	(286,641)	(31,410)	(688,691)
	(10,426)	(236,943)	(19,900)	(435,088)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	73,187	1,708,642	108,536	2,510,664
Issued in reinvestment of distributions	3,239	78,344	47,244	1,069,829
Redeemed	(65,944)	(1,534,766)	(114,092)	(2,545,298)
	10,482	252,220	41,688	1,035,195
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	4,682	112,500	4,331	99,991
Issued in reinvestment of distributions	232	5,732	3,619	83,158
Redeemed	(36,650)	(865,981)	(2,880)	(66,822)
	(31,736)	(747,749)	5,070	116,327
R6 Class/Shares Authorized	170,000,000		170,000,000
Sold	1,545,167	36,819,671	2,624,365	60,909,462
Issued in reinvestment of distributions	125,618	3,081,000	1,236,839	28,409,267
Redeemed	(1,476,813)	(35,282,275)	(3,095,532)	(72,463,980)
	193,972	4,618,396	765,672	16,854,749
Net increase (decrease)	(1,095,231)	$(25,404,883)	(1,244,607)	$(29,904,622)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$617,825,753	—	—
Short-Term Investments	13,095	$4,100,442	—
	$617,838,848	$4,100,442	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

16

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$589,961,729
Gross tax appreciation of investments	$60,020,137
Gross tax depreciation of investments	(28,042,576)
Net tax appreciation (depreciation) of investments	$31,977,561

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2023, the fund had accumulated short-term capital losses of $(33,027,030) and accumulated long-term capital losses of $(2,252,585), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$21.13	0.26	1.48	1.74	(0.24)	—	—	(0.24)	$22.63	8.14%	1.15%	2.19%	48%	$256,481
2023	$24.80	0.50	(1.58)	(1.08)	(0.52)	(2.02)	(0.05)	(2.59)	$21.13	(5.03)%	1.15%	2.13%	117%	$252,479
2022	$34.39	0.26	(5.90)	(5.64)	(0.56)	(3.39)	—	(3.95)	$24.80	(18.82)%	1.15%	0.86%	127%	$299,405
2021	$24.39	0.33	10.16	10.49	(0.49)	—	—	(0.49)	$34.39	43.35%	1.15%	1.09%	127%	$416,961
2020	$33.09	0.37	(6.53)	(6.16)	(0.38)	(1.95)	(0.21)	(2.54)	$24.39	(19.76)%	1.16%	1.35%	129%	$318,437
2019	$27.08	0.48	7.24	7.72	(0.58)	(1.13)	—	(1.71)	$33.09	30.15%	1.16%	1.66%	93%	$565,826
I Class
2024(3)	$21.22	0.28	1.49	1.77	(0.26)	—	—	(0.26)	$22.73	8.26%	0.95%	2.39%	48%	$67,792
2023	$24.89	0.54	(1.58)	(1.04)	(0.55)	(2.02)	(0.06)	(2.63)	$21.22	(4.82)%	0.95%	2.33%	117%	$75,305
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$134,733
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$192,535
2020	$33.18	0.41	(6.52)	(6.11)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$144,369
2019	$27.16	0.54	7.25	7.79	(0.64)	(1.13)	—	(1.77)	$33.18	30.39%	0.96%	1.86%	93%	$160,058

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$21.22	0.31	1.47	1.78	(0.28)	—	—	(0.28)	$22.72	8.29%	0.80%	2.54%	48%	$85
2023	$24.88	0.67	(1.66)	(0.99)	(0.59)	(2.02)	(0.06)	(2.67)	$21.22	(4.64)%	0.80%	2.48%	117%	$125
2022	$34.50	0.36	(5.93)	(5.57)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$246
2021	$24.46	0.44	10.20	10.64	(0.60)	—	—	(0.60)	$34.50	43.84%	0.80%	1.44%	127%	$442
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.50)%	0.81%	1.70%	129%	$311
2019	$27.15	0.59	7.25	7.84	(0.68)	(1.13)	—	(1.81)	$33.18	30.59%	0.81%	2.01%	93%	$417
A Class
2024(3)	$21.10	0.23	1.47	1.70	(0.21)	—	—	(0.21)	$22.59	7.97%	1.40%	1.94%	48%	$19,536
2023	$24.75	0.43	(1.55)	(1.12)	(0.46)	(2.02)	(0.05)	(2.53)	$21.10	(5.20)%	1.40%	1.88%	117%	$19,828
2022	$34.34	0.18	(5.90)	(5.72)	(0.48)	(3.39)	—	(3.87)	$24.75	(19.03)%	1.40%	0.61%	127%	$24,243
2021	$24.35	0.26	10.15	10.41	(0.42)	—	—	(0.42)	$34.34	42.98%	1.40%	0.84%	127%	$35,997
2020	$33.04	0.29	(6.51)	(6.22)	(0.34)	(1.95)	(0.18)	(2.47)	$24.35	(19.96)%	1.41%	1.10%	129%	$32,180
2019	$27.05	0.41	7.22	7.63	(0.51)	(1.13)	—	(1.64)	$33.04	29.78%	1.41%	1.41%	93%	$52,719
C Class
2024(3)	$20.32	0.13	1.43	1.56	(0.12)	—	—	(0.12)	$21.76	7.61%	2.15%	1.19%	48%	$801
2023	$23.92	0.25	(1.50)	(1.25)	(0.30)	(2.02)	(0.03)	(2.35)	$20.32	(5.92)%	2.15%	1.13%	117%	$960
2022	$33.30	(0.05)	(5.68)	(5.73)	(0.26)	(3.39)	—	(3.65)	$23.92	(19.65)%	2.15%	(0.14)%	127%	$1,606
2021	$23.62	0.03	9.84	9.87	(0.19)	—	—	(0.19)	$33.30	41.93%	2.15%	0.09%	127%	$2,360
2020	$32.12	0.09	(6.32)	(6.23)	(0.23)	(1.95)	(0.09)	(2.27)	$23.62	(20.56)%	2.16%	0.35%	129%	$2,883
2019	$26.33	0.19	7.02	7.21	(0.29)	(1.13)	—	(1.42)	$32.12	28.84%	2.16%	0.66%	93%	$5,908

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$20.87	0.20	1.46	1.66	(0.18)	—	—	(0.18)	$22.35	7.87%	1.65%	1.69%	48%	$10,408
2023	$24.52	0.37	(1.55)	(1.18)	(0.41)	(2.02)	(0.04)	(2.47)	$20.87	(5.50)%	1.65%	1.63%	117%	$9,501
2022	$34.05	0.11	(5.84)	(5.73)	(0.41)	(3.39)	—	(3.80)	$24.52	(19.22)%	1.65%	0.36%	127%	$10,137
2021	$24.15	0.18	10.06	10.24	(0.34)	—	—	(0.34)	$34.05	42.60%	1.65%	0.59%	127%	$12,434
2020	$32.78	0.23	(6.46)	(6.23)	(0.30)	(1.95)	(0.15)	(2.40)	$24.15	(20.16)%	1.66%	0.85%	129%	$8,026
2019	$26.85	0.33	7.17	7.50	(0.44)	(1.13)	—	(1.57)	$32.78	29.49%	1.66%	1.16%	93%	$10,448
R5 Class
2024(3)	$21.22	0.31	1.46	1.77	(0.26)	—	—	(0.26)	$22.73	8.26%	0.95%	2.39%	48%	$93
2023	$24.89	0.54	(1.58)	(1.04)	(0.55)	(2.02)	(0.06)	(2.63)	$21.22	(4.82)%	0.95%	2.33%	117%	$760
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$765
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$1,004
2020	$33.19	0.41	(6.53)	(6.12)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$784
2019	$27.16	0.53	7.27	7.80	(0.64)	(1.13)	—	(1.77)	$33.19	30.39%	0.96%	1.86%	93%	$7
R6 Class
2024(3)	$21.21	0.30	1.49	1.79	(0.28)	—	—	(0.28)	$22.72	8.34%	0.80%	2.54%	48%	$266,341
2023	$24.88	0.58	(1.58)	(1.00)	(0.59)	(2.02)	(0.06)	(2.67)	$21.21	(4.68)%	0.80%	2.48%	117%	$244,574
2022	$34.49	0.36	(5.92)	(5.56)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$267,788
2021	$24.46	0.43	10.20	10.63	(0.60)	—	—	(0.60)	$34.49	43.84%	0.80%	1.44%	127%	$360,180
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.48)%	0.81%	1.70%	129%	$218,505
2019	$27.15	0.58	7.26	7.84	(0.68)	(1.13)	—	(1.81)	$33.18	30.60%	0.81%	2.01%	93%	$253,059

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92367 2406

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 28, 2024

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 28, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2024